Summary of Significant Accounting Policies: Segment Reporting (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Segment Reporting

Segment Reporting

The Company is currently managed as two reportable business segments, (1) life and health and (2) annuities.  See Note 7, Reinsurance, for information on the Company’s reinsurance and ceding agreements, which impact the financial statement presentation of these segments.